Other financial assets	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Other financial assets
15. Other financial assets

	2024 $m	2023 $m

Equity securities	97	102

Restricted funds:

Ring-fenced amounts to satisfy insurance claims:

Cash	1	2

Money market funds	10	14

A ccounts pledged as security	31	32

Other	1	2

	43	50

Trade deposits and loans	79	40

	219	192

Analysed as:

Current	7	7

Non-current	212	185

	219	192

Equity securities
The methodology to calculate fair value and the
sensitivities
to the relevant significant unobservable inputs are detailed in note
24
. The most significant investments are as follows:

		2024		2023

	Fair value	Dividend income	Fair value	Dividend income
	$m	$m	$m	$m

Investment in entity which owns:

InterContinental The Willard Washington DC	27	1	27	1

InterContinental Grand Stanford Hong Kong	36	–	37	–
Restricted funds
Amounts ring-fenced to satisfy insurance claims are principally held in the Group’s Captive, which is a regulated entity.
The accounts pledged as security are subject to a charge in favour of the members of the UK unfunded pension arrangement (see note
26
)
. The accounts will be pledged as security until the date at which the UK unfunded pension liabilities have been fully discharged, unless otherwise agreed with the trustees, and amounts pledged may change in future years.
Expected credit losses
Other financial assets with a net value of $50m (2023: $68m) are subject to the expected credit loss model requirements of IFRS 9. Equity securities, money market funds and other amounts measured at fair value are excluded. The gross value of trade deposits and loans that were subject to the expected credit loss requirements is $51m with credit loss allowances of $3m (2023: $40m gross, $9m allowance). Other expected credit losses are considered to be immaterial.
Credit risk
Restricted funds are held with bank counterparties which are rated at least A+ based on S&P’s ratings. Trade deposits and loans are entered into with creditworthy third parties, subject to credit verification procedures. The maximum exposure to credit risk of other financial assets at the end of the reporting period is their carrying value of $219m (2023: $192m).